CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Contractual Commitments [Abstract]
Schedule of Disclosure of maturity analysis for lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease obligations
Less than 1 year	$241	$223
1 to 5 years	465	547
5+ years	251	502
Total	$957	$1,272
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease earnings receivable
Less than 1 year	$918	$964
2 to 5 years	1,013	954
5+ years	771	195
Total	$2,702	$2,113